Lease Liabilities (Tables)	12 Months Ended
Dec. 31, 2024
Lease Liabilities [Abstract]
Schedule of Lease Liabilities

Lease liabilities consisted of the following:

	Term of	Annual interest	As of December 31,
	repayments	rate	2023	2024
			US$’000	US$’000
Lease of offices	Within 2 years	5.25%	49	60
Total:			49	60

Representing: –
Current portion			42	42
Non-current portion			7	18
			49	60